UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



                  Investment Company Act file number: 811-07324
                                                      ---------


                         Gardner Lewis Investment Trust
                         ------------------------------
               (Exact name of registrant as specified in charter)


116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                Julian G. Winters
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922


                       Date of fiscal year end: October 31
                                                ----------


                     Date of reporting period: July 31, 2005
                                               -------------

Item 1.  SCHEDULE OF INVESTMENTS

THE CHESAPEAKE AGGRESSIVE GROWTH FUND

Schedule of Investments
(Unaudited)

As of July 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
                                                     Market Value                                                      Market Value
                                           Shares     (Note 1)                                             Shares        (Note 1)
----------------------------------------------------------------   -----------------------------------------------------------------

COMMON STOCKS - 99.99%                                              Healthcare - Services - 5.50%
                                                                    * American Healthways, Inc.             4,300    $    191,651
Advertising - 1.39%                                                 * Centene Corp.                         6,200         181,660
*   Ventiv Health, Inc.                     6,300   $    138,600    * LifePoint Hospitals Inc.              3,700         173,012
                                                    ------------    * Medical Resources Inc.                4,885               1
                                                                                                                     ------------
                                                                                                                          546,324
Apparel - 1.77%                                                                                                      ------------
*   True Religion Apparel Inc.             10,400        176,280    Internet - 8.84%
                                                    ------------    * Chordiant Software, Inc.             42,100         100,619
Coal - 1.56%                                                        * Interwoven Inc.                      21,300         168,696
    CONSOL Energy, Inc.                     2,300        154,928    * iVillage Inc.                        25,500         140,250
                                                    ------------    * Secure Computing Corp.               13,400         165,624
Commercial Services - 1.84%                                         * Shopping.com Ltd.                     7,600         158,764
*   The Advisory Board Co.                  2,300        182,630    * Stamps.com Inc.                       8,100         145,152
                                                    ------------                                                     ------------
Computers - 6.33%                                                                                                         879,105
*   Cognizant Technology                                                                                             ------------
       Solutions Corp.                      6,400        314,112    Investment Companies - 1.82%
    Factset Research Systems Inc.           3,700        135,716      American Capital
*   Radisys Corp.                           8,500        147,390        Strategies, Ltd.                   4,800          180,624
*   Silicon Graphics, Inc.                 44,500         31,595                                                     ------------
                                                    ------------
                                                         628,813    Lodging - 3.01%
                                                    ------------      Fairmont Hotels & Resorts             4,200         135,828
                                                                      Orient-Express Hotels Ltd.            5,100         163,353
Diversified Financial Services - 1.37%                                                                               ------------
    AmeriCredit Corp.                       5,100        136,272                                                          299,181
                                                    ------------                                                     ------------
Electric - 1.55%                                                    Machinery - Diversified - 1.70%
*   Reliant Energy Inc.                    11,600        153,816    * Presstek                             13,390         168,982
                                                    ------------                                                     ------------
Electrical Components & Equipment - 1.13%                           Miscellaneous Manufacturing - 1.64%
*   Power-One, Inc.                        22,900        112,668    * Jacuzzi Brands Inc.                  15,000         162,750
                                                    ------------                                                     ------------
Engineering & Construction - 1.71%                                  Oil & Gas - 3.13%
*   Infrasource Services, Inc.             12,700        170,180      Range Resources Corp.                10,200         311,508
                                                    ------------                                                     ------------
Entertainment - 2.23%                                               Packaging & Containers - 1.80%
*   Scientific Games Corp.                  8,100        221,778     * Crown Holdings Inc.                  11,300        178,427
                                                    ------------                                                     ------------
                                                                    Pharmaceuticals - 3.05%
Healthcare - Products - 2.90%                                       * Conor Medsystems Inc.                 9,800         158,956
*   American Medical Systems                                        * Impax Laboratories                    9,100         144,690
       Holdings Inc.                        5,400        125,550                                                     ------------
*   INAMED Corporation                      2,250        162,945                                                          303,646
                                                    ------------                                                     ------------
                                                         288,495    Real Estate Investment Trust - 0.94%
                                                    ------------      Medical Properties Trust Inc.         8,900          93,539
                                                                                                                     ------------






                                                                                                                (Continued)

THE CHESAPEAKE AGGRESSIVE GROWTH FUND

Schedule of Investments
(Unaudited)

As of July 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
                                                     Market Value                                                      Market Value
                                           Shares     (Note 1)                                             Shares        (Note 1)
----------------------------------------------------------------   -----------------------------------------------------------------

COMMON STOCKS - (Continued)                                         Total Investments
                                                                       (Cost $8,670,369) - 99.99%                    $  9,941,019
Retail - 10.35%                                                     Other Assets Less Liabilities- 0.01%                    1,231
                                                                                                                     ------------
*   Casual Male Retail Group, Inc.         25,847   $    183,772
    Christopher & Banks Corp.               7,700        145,530    Net Assets - 100.00%                             $  9,942,250
                                                                                                                     ============
    Circuit City Stores, Inc.              10,400        189,800
*   MarineMax Inc.                          5,100        169,626    Aggregate  cost for financial  reporting and federal income tax
    Nu Skin Enterprises Inc.                8,900        210,218    purposes is the same. Unrealized appreciation/(depreciation) of
    PEP Boys-Manny Moe & Jack               9,600        130,464    investments  for  financial  reporting  and federal  income tax
                                                    ------------    purposes is as follows:
                                                       1,029,410
                                                    ------------
Semiconductors - 10.16%                                             Aggregate gross unrealized appreciation          $  2,024,634
*   Axecelis Technologies                  13,300         91,903    Aggregate gross unrealized depreciation          $   (753,984)
*   FSI International, Inc.                25,832         99,195
*   LTX Corporation                        32,600        215,486    Net unrealized appreciation                      $  1,270,650
*   PowerDsine Ltd.                        21,570        209,229                                                     ============
*   Rudolph Technologies Inc.               6,200         94,488
*   Silicon Image Inc.                     14,100        166,662    * Non-income producing investment.
*   Sirf Technology Holdings Inc.           6,100        133,285
                                                    ------------    Note 1 - Investment Valuation
                                                       1,010,248
                                                    ------------      The Fund's  investments  in securities are carried at value.
Software - 10.77%                                                     Securities  listed on an  exchange  or quoted on a  national
*   Activision, Inc.                        8,100        164,754      market  system are valued at the last sales price as of 4:00
*   Epicor Software Corp.                  15,500        229,865      p.m.   Eastern  Time.   Other   securities   traded  in  the
*   Infocrossing, Inc.                      8,890         86,322      over-the-counter  market and listed  securities for which no
*   inPhonic Inc.                           6,100         97,600      sale was reported on that date are valued at the most recent
*   OpenTV Corp.                           52,200        173,304      bid price.  Securities  and assets for which  representative
*   Packeteer Inc.                         12,500        151,375      market  quotations are not readily  available  (e.g., if the
    SS&C Technologies Inc.                  4,600        167,532      exchange  on which the  portfolio  security  is  principally
                                                    ------------      traded  closes  early  or  if  trading  of  the   particular
                                                       1,070,752      portfolio  security  is halted  during  the day and does not
                                                    ------------      resume prior to the Fund's net asset value  calculation)  or
Telecommunications - 10.89%                                           which cannot be  accurately  valued using the Fund's  normal
*   Aeroflex                               13,600        131,648      pricing procedures are valued at fair value as determined in
*   Arris Group, Inc.                      22,900        252,816      good  faith  under  policies  approved  by the  Trustees.  A
*   Harmonic, Inc.                         18,700         99,671      portfolio  security's "fair value" price may differ from the
*   NeuStar Inc.                            3,500         98,000      price next available for that  portfolio  security using the
*   Novatel Wireless, Inc.                 14,400        173,232      Fund's normal pricing procedures.  Investment  companies are
*   SafeNet Inc.                            5,700        194,883      valued at net asset value. Instruments with maturities of 60
*   Sonus Networks, Inc.                   27,300        132,132      days  or  less  are  valued  using  amortized  cost,   which
                                                    ------------      approximates market value.
                                                       1,082,382
                                                    ------------
Transportation - 2.61%
*   Swift Transportation Co., Inc.          6,300        138,537
*   Universal Truckload
       Services Inc.                        6,638        121,144
                                                    ------------
                                                         259,681
                                                    ------------

Total Common Stock (Cost $8,670,369)                   9,941,019
                                                    ------------
                                                                                                                       (Continued)

THE CHESAPEAKE AGGRESSIVE GROWTH FUND

Schedule of Investments
(Unaudited)

As of July 31, 2005
------------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------
Summary of Investments by Industry
                                      % of Net
Industry                               Assets       Value
----------------------------------------------------------
Advertising                            1.39%     $ 138,600
Apparel                                1.77%       176,280
Coal                                   1.56%       154,928
Commercial Services                    1.84%       182,630
Computers                              6.33%       628,813
Diversified Financial Services         1.37%       136,272
Electric                               1.55%       153,816
Electrical Components & Equipment      1.13%       112,668
Engineering & Construction             1.71%       170,180
Entertainment                          2.23%       221,778
Healthcare - Products                  2.90%       288,495
Healthcare - Services                  5.50%       546,324
Internet                               8.84%       879,105
Investment Companies                   1.82%       180,624
Lodging                                3.01%       299,181
Machinery - Diversified                1.70%       168,982
Miscellaneous Manufacturing            1.64%       162,750
Oil & Gas                              3.13%       311,508
Packaging & Containers                 1.80%       178,427
Pharmaceuticals                        3.05%       303,646
Real Estate Investment Trust           0.94%        93,539
Retail                                10.35%     1,029,410
Semiconductors                        10.16%     1,010,248
Software                              10.77%     1,070,752
Telecommunications                    10.89%     1,082,382
Transportation                         2.61%       259,681
-----------------------------------------------------------
Total                                 99.99%    $9,941,019








THE CHESAPEAKE GROWTH FUND

Schedule of Investments
(Unaudited)

As of July 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
                                                     Market Value                                                      Market Value
                                           Shares     (Note 1)                                             Shares        (Note 1)
----------------------------------------------------------------   -----------------------------------------------------------------

COMMON STOCKS - 98.35%                                              Internet - 8.34%
                                                                     *  CheckFree Corporation               8,200    $    277,652
Apparel - 1.62%                                                      *  Google Inc.                         1,585         456,100
     Nike, Inc.                             4,800   $    402,240     *  Monster Worldwide Inc.             13,500         409,995
                                                    ------------     *  Symantec Corporation               22,933         503,838
                                                                     *  WebMD Corporation                  39,600         420,156
Banks - 1.83%
     TCF Financial Corporation             16,500        453,255                                                     ------------
                                                    ------------                                                        2,067,741
                                                                                                                     ------------
Biotechnology - 2.26%                                               Investment Company - 2.25%
 *   Celegne Corporation                   11,700        559,845       American Capital Strategies, Ltd.   14,800         556,924
                                                    ------------                                                     ------------
Commercial Services - 3.89%
 *   Apollo Group, Inc.                     6,900        518,535
     Cendant Corporation                   20,900        446,424    Lodging - 4.59%
                                                    ------------        Hilton Hotels Corporation          25,900         641,025
                                                         964,959     *  Wynn Resorts, Ltd.                  8,800         495,440
                                                    ------------                                                     ------------
Computers - 3.88%                                                                                                       1,136,465
*   EMC Corporation                       35,500         485,995                                                     ------------
*   Seagate Technology                    24,500         474,565    Media - 3.59%
                                                    ------------     u  Grupo Televisa S.A.                 5,700         376,029
                                                         960,560     *  XM Satellite Radio
                                                    ------------           Holdings Inc.                   14,400         513,072
Diversified Financial Services - 6.63%                                                                               ------------
*   AmeriCredit Corp.                     19,000         507,680                                                          889,101
    Capital One Financial                                                                                            ------------
       Corporation                         7,400         610,500
    Chicago Mercantile Exchange                                     Packaging & Containers - 1.80%
       Holdings, Inc.                      1,750         526,837     *  Crown Holdings Inc.                28,300         446,857
                                                    ------------                                                     ------------
                                                       1,645,017
                                                    ------------    Pharmaceuticals - 6.55%
                                                                     *  Caremark Rx, Inc.                  14,700         655,326
Electric - 4.01%                                                     *  Endo Pharmaceuticals
    Constellation Energy Group             6,400         385,344           Holdings, Inc.                  18,400         523,664
*   Reliant Energy Inc.                   45,900         608,634     u  Teva Pharmaceutical
                                                    ------------             Industries Ltd.               14,170         444,938
                                                         993,978                                                     ------------
                                                    ------------                                                        1,623,928
                                                                                                                     ------------
Healthcare - Products - 9.61%                                       Retail - 5.13%
*   Boston Scientific Corporation         12,500         361,875        Circuit City Stores, Inc.          22,900         417,925
*   INAMED Corporation                     7,500         543,150        Foot Locker, Inc.                  12,300         307,500
*   St. Jude Medical, Inc.                17,600         834,416        Nu Skin Enterprises, Inc.          23,100         545,622
*   Zimmer Holdings, Inc.                  7,800         642,408                                                     ------------
                                                    ------------                                                        1,271,047
                                                       2,381,849                                                     ------------
                                                    ------------    Semiconductors - 10.07%
Healthcare - Services - 3.59%                                          Applied Materials, Inc.             21,100         389,506
 *   Humana Inc.                          12,100         482,185       Linear Technology Corporation       12,800         497,408
 *   Tenet Healthcare Corporation         33,500         406,690     * MEMC Electronic Materials           27,300         463,827
                                                    ------------       Microchip Technology, Inc.          25,200         782,964
                                                         888,875       Xilinx, Inc.                        12,800         362,880
                                                    ------------                                                     ------------
                                                                                                                        2,496,585
Insurance - 2.99%                                                                                                    ------------
 CIGNA Corporation                      6,945            741,379    Software - 3.91%
                                                    ------------     *  Activision, Inc.                   27,333         555,953
                                                                     *  Mercury Interactive Corporation    10,500         413,385
                                                                                                                     ------------
                                                                                                                          969,338
                                                                                                                     ------------



                                                                                                                        (Continued)

THE CHESAPEAKE GROWTH FUND

Schedule of Investments
(Unaudited)

As of July 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
                                                     Market Value
                                           Shares     (Note 1)
-----------------------------------------------------------------   ----------------------------------------------------------------


COMMON STOCKS - (Continued)                                         Note 1 - Investment  Valuation
 *   Comverse Technology, Inc.             23,700   $     599,373        The Fund's investments in securities are carried at value.
 *   Corning Incorporated                  27,500         523,875        Securities  listed on an  exchange or quoted on a national
 *   Juniper Networks, Inc.                22,500         539,775        market  system are  valued at the last  sales  price as of
     Motorola, Inc.                        35,100         743,418        4:00 p.m.  Eastern Time.  Other  securities  traded in the
                                                    -------------        over-thecounter  market and listed securities for which no
                                                        2,406,441        sale was  reported  on that  date are  valued  at the most
                                                    -------------        recent  bid  price.   Securities   and  assets  for  which
Transportation - 2.10%                                                   representative market quotations are not readily available
 *   Swift Transportation Co., Inc.        23,700         521,163        (e.g., if the exchange on which the portfolio  security is
                                                    -------------        principally  traded  closes early or if the trading of the particular portfolio security is halted during the day and
Total Common Stock (Cost $18,863,425)                  24,377,547        does  not  resume  prior to the  Fund's  net  asset  value
                                                    -------------        calculation)  or which cannot be  accurately  valued using the Fund's normal  pricing  procedures  are valued at fair
PRIVATE INVESTMENT COMPANY - 2.60%                                       value as determined in good faith under policies  approved
 (B)   Pamlico Enhanced Cash Trust                                       by the Trustees. A portfolio security's "fair value" price
        (Cost $645,693)                   645,693         645,693        may  differ  from  the  price  next   available  for  that
                                                    -------------        portfolio   security   using  the  Fund's  normal  pricing
                                                                         procedures.  Investment  companies are valued at net asset
Total Investments                                                        value.  Instruments with maturities of 60 days or less are
     (Cost $19,509,118) - 100.95%                   $  25,023,240        valued at amortized cost, which approximates market value.
Liabilities in Excess of Other Assets - (0.95%)          (235,834)
                                                    -------------
                                                                    Note 2 - Restricted Security Transactions
Net Assets - 100.00%                                $  24,787,406        Although Pamlico Enhanced Cash Trust ("Pamlico") meets the
                                                    =============        definition  of a  restricted  security  as defined in Reg.
                                                                         ss.210.6-03  (f) of Regulation  S-X of the  Securities and
                                                                         Exchange  Commission,  the  Board  has  determined  that a
Aggregate  cost for federal  income tax purposes is  $19,546,848.        restricted   security,   as  indicated  as  a  fundamental
Unrealized appreciation/(depreciation) of investments for federal        limitation of the Fund,  must also be illiquid  (i.e.  the
income tax purposes is as follows:                                       fund  cannot  reasonably  expect to receive  the amount at which it values the security  within seven days).  Pamlico is designed as an overnight sweep instrument for the funds
Aggregate gross unrealized appreciation             $   5,682,513        and as such, investments in this security are available on
Aggregate gross unrealized depreciation             $    (206,121)       demand.

Net unrealized appreciation                         $   5,476,392
                                                    =============

*    Non-income producing investment.
(B)  Restricted security - A restricted security cannot be resold to the general public without prior  registration  under the
     Securities  Act of 1933.  Restricted  securities  are valued according to the guidelines  and  procedures  adopted by the
     Board of Trustees.  The Fund currently  holds 645,693 shares of Pamlico  Enhanced  Cash Trust at a cost of $645,693.  The sale of this  investment  has been  restricted  and has been valued in  accordance  with the  guidelines  adopted  by the
     Board of Trustees.  The total fair value of this security at
     July 31, 2005 is  $645,693,  which  represents  2.60% of net
     assets.   See  Note  2  for  additional   information  about
     restricted  security  transactions.
u    American  Depositary Receipt.

                                                                                                                         (Continued)

THE CHESAPEAKE GROWTH FUND

Schedule of Investments
(Unaudited)

As of July 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------   ---------------------------------------------------------------

Summary of Investments by Industry
                                           % of
Industry                                 Net Assets       Value
----------------------------------------------------------------
Apparel                                    1.62%    $    402,240
Banks                                      1.83%         453,255
Biotechnology                              2.26%         559,845
Commercial Services                        3.89%         964,959
Computers                                  3.88%         960,560
Diversified Financial Services             6.63%       1,645,017
Electric                                   4.01%         993,978
Healthcare - Products                      9.61%       2,381,849
Healthcare - Services                      3.59%         888,875
Insurance                                  2.99%         741,379
Internet                                   8.34%       2,067,741
Investment Company                         2.25%         556,924
Lodging                                    4.59%       1,136,465
Media                                      3.59%         889,101
Packaging & Containers                     1.80%         446,857
Pharmaceuticals                            6.55%       1,623,928
Private Investment Company                 2.60%         645,693
Retail                                     5.13%       1,271,047
Semiconductors                            10.07%       2,496,585
Software                                   3.91%         969,338
Telecommunications                         9.71%       2,406,441
Transportation                             2.10%         521,163
-----------------------------------------------------------------
Total                                    100.95%    $ 25,023,240


THE CHESAPEAKE CORE GROWTH FUND

Schedule of Investments
(Unaudited)

As of July 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
                                                     Market Value                                                      Market Value
                                         Shares        (Note 1)                                             Shares       (Note 1)
----------------------------------------------------------------   -----------------------------------------------------------------

COMMON STOCKS - 99.30%                                               Internet - 3.90%
                                                                     *  Google Inc.                         37,950    $ 10,920,492
Agriculture - 2.71%                                                  *  Symantec Corporation               545,000      11,973,650
     Monsanto Company                    236,700    $ 15,946,479                                                      ------------
                                                    ------------                                                        22,894,142
                                                                                                                      ------------
                                                                     Lodging - 5.03%
Apparel - 1.85%                                                         Hilton Hotels Corporation          624,800      15,463,800
     Nike, Inc.                          129,600      10,860,480        Starwood Hotels & Resorts
                                                    ------------        Worldwide, Inc.                    222,900      14,114,028
                                                                                                                      ------------
                                                                                                                        29,577,828
Banks - 2.04%                                                                                                         ------------
u    UBS AG                              146,095      11,973,946
                                                    ------------     Media - 8.64%

                                                                     *  Comcast  Corporation                515,541     15,466,230
Beverages - 1.97%                                                    *  Time Warner, Inc.                   782,700     13,321,554
     The Coca-Cola Company               264,545      11,576,489        The Walt Disney Company             391,800     10,045,752
                                                    ------------
                                                                     *  XM Satellite Radio Holdings Inc.    335,200     11,943,176
                                                                                                                      ------------
Commercial Services - 4.36%                                                                                             50,776,712
*    Apollo Group, Inc.                  162,400      12,204,360                                                      ------------
     Cendant Corporation                 628,300      13,420,488     Miscellaneous - Manufacturing - 6.18%
                                                    ------------        3M Co.                              136,290     10,221,750
                                                      25,624,848        Parker Hannifin Corporation         188,400     12,381,648
                                                    ------------        Tyco International Ltd.             449,640     13,700,531
                                                                                                                       ------------
Computers - 2.12%                                                                                                       36,303,929
*    EMC Corporation                     909,000      12,444,210                                                       ------------
                                                    ------------
                                                                     Oil & Gas - Equipment & Services - 4.31%
Cosmetics/Personal Care - 1.88%                                         Exxon Mobil Corporation             235,650     13,844,438
     Procter & Gamble Company            198,150      11,023,085     *  Transocean Inc.                     203,700     11,494,791
                                                    ------------                                                      ------------
                                                                                                                        25,339,229
                                                                                                                      ------------
Diversified Financial Services - 8.87%                               Pharmaceuticals - 9.21%
     American Express Company            212,900      11,709,500     *  Caremark Rx, Inc.                   383,000     17,074,140
     Capital One Financial                                           u  GlaxoSmithKline plc                 221,300     10,498,472
        Corporation                      213,600      17,622,000        Pfizer, Inc.                        202,800      5,374,200
     Chicago Mercantile Exchange                                     u  Roche Holding AG                     87,540      5,952,720
        Holdings, Inc.                    38,700      11,650,635     u  Teva Pharmaceutical
     Goldman Sachs Group, Inc.           103,800      11,156,424           Industries Ltd.                  485,820     15,254,748
                                                    ------------                                                      ------------
                                                      52,138,559                                                        54,154,280
                                                    ------------                                                      ------------
Electric - 1.55%                                                     Retail - 2.38%
     Constellation Energy Group          151,300       9,109,773        Target Corporation                  238,000     13,982,500
                                                    ------------                                                      ------------

Healthcare - Products - 6.54%                                        Semiconductors - 7.90%
*    Boston Scientific Corporation       300,000       8,685,000        Applied Materials, Inc.             785,500     14,500,330
*    St. Jude Medical, Inc.              368,730      17,481,489        Linear Technology Corporation       302,100     11,739,606
*    Zimmer Holdings, Inc.               149,200      12,288,112        Microchip Technology, Inc.          368,700     11,455,509
                                                    ------------        Xilinx, Inc.                        307,800      8,726,130
                                                      38,454,601                                                      ------------
                                                    ------------                                                        46,421,575
Healthcare - Services - 1.72%                                                                                         ------------
*    Tenet Healthcare Corporation        832,400      10,105,336
                                                    ------------

Insurance - 2.91%
     CIGNA Corporation                   160,450      17,128,038
                                                    ------------

                                                                                                                         (Continued)

THE CHESAPEAKE CORE GROWTH FUND

Schedule of Investments
(Unaudited)

As of July 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
                                                    Market Value
                                         Shares       (Note 1)
-----------------------------------------------------------------   ----------------------------------------------------------------

COMMON STOCKS - (Continued)                                         Aggregate cost for federal income tax purposes is $539,803,070.
                                                                    Unrealized  appreciation/ (depreciation)   of  investments  for
                                                                    federal income tax purposes is as follows:

Software - 5.72%
     Adobe Systems, Inc.                 455,400    $ 13,498,056
*    Electronic Arts Inc.                172,810       9,953,856    Aggregate gross unrealized appreciation          $ 53,233,979
*    Mercury Interactive                                            Aggregate gross unrealized depreciation            (7,825,360)
        Corporation                      259,000      10,196,830
                                                    ------------
                                                      33,648,742    Net unrealized appreciation                      $ 45,408,619
                                                    -------------                                                    ============
Telecommunications - 7.51%
*    Corning Incorporated                719,400      13,704,570    The following acronyms and abbreviations are used in this
*    Juniper Networks, Inc.              533,060      12,788,109    portfolio:
     Motorola, Inc.                      834,140      17,667,085
                                                    ------------
                                                      44,159,764    ADR - American Depositary Receipt
                                                    ------------    AG - Aktiengesellschaft (German & Switzerland)
                                                                    Ltd. - Limited (Various)
Total Common Stocks (Cost $537,765,104)              583,644,545    PLC - Public Limited Company (British)
                                                    ------------

PRIVATE INVESTMENT COMPANY - 0.27%
 (B) Pamlico Enhanced Cash Trust
     (Cost $1,567,144)                 1,567,144       1,567,144    Note 1 - Investment Valuation
                                                    ------------
                                                                    The Fund's  investments  in  securities  are  carried at value.
Total Investments                                                   Securities listed on an exchange or quoted on a national market
     (Cost $539,332,248) - 99.57%                   $585,211,689    system  are  valued  at the last  sales  price as of 4:00  p.m.
Other Assets less Liabilities - 0.43%                  2,540,342    Eastern Time. Other securities  traded in the  over-the-counter
                                                    ------------    market and listed  securities for which no sale was reported on that date are valued at the most  recent bid price.  Securities
Net Assets - 100.00%                               $ 587,752,031    and assets for which  representative  market quotations are not
                                                   =============    readily available (e.g., if the exchange on which the portfolio security is  principally  traded  closes early or if trading of the particular  portfolio security is halted during the day and
*    Non-income producing investment.                               does  not  resume   prior  to  the   Fund's  net  asset   value
(B)  Restricted  security -A restricted security cannot be resold   calculation)  or which  cannot be  accurately  valued using the
     to the general  public without prior  registrationunder  the   Funds' normal  pricing  procedures  are valued at fair value as
     Securities  Act of 1933.  Restricted  securities  are valued   determined  in  good  faith  under  policies  approved  by  the
     according to the guidelines  and  procedures  adopted by the   Trustees.  A portfolio security's "fair value" price may differ
     Board of Trustees. The Fund currently holds 1,567,144 shares   from the price next available for that portfolio security using
     of Pamlico Enhanced Cash Trust at cost of a $1,567,144.  The   the Fund's normal pricing procedures.  Investment companies are
     sale of this  investment  has been  restricted  and has been   valued at net asset value.  Instruments  with  maturities of 60
     valued in  accordance  with the  guidelines  adopted  by the   days or less are valued at amortized cost,  which  approximates
     Board of Trustees.  The total fair value of this security at   market value.
     July 31, 2005 is $1,567,144,  which  represents 0.27% of net
     See  Note  2  for  additional   assets.   information  about
     restricted security transactions.
u    ADR's.



                                                                                                                         (Continued)

THE CHESAPEAKE CORE GROWTH FUND

Schedule of Investments
(Unaudited)

As of July 31, 2005
------------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------    ---------------------------------------------------------------

Note 2 - Restricted Securities

Although  Pamlico  Enhanced  Cash  Trust  ("Pamlico")  meets  the
definition   of  a   restricted   security  as  defined  in  Reg.
ss.210.6-03  (f) of Regulation S-X of the Securities and Exchange
Commission,  the Board has determined that a restricted security, as indicated as a fundamental  limitation of the Fund,  must also be illiquid  (i.e. the fund cannot  reasonably  expect to receive the amount at which it values the  security  within  seven days).
Pamlico is designed as an overnight sweep instrument for the fund and as  such,  investments  in this  security  are  available  on demand.


Summary of Investments by Industry
                                           % of
Industry                                 Net Assets     Value
-----------------------------------------------------------------
Agriculture                                2.71%    $ 15,946,479
Apparel                                    1.85%      10,860,480
Banks                                      2.04%      11,973,946
Beverages                                  1.97%      11,576,489
Commercial Services                        4.36%      25,624,848
Computers                                  2.12%      12,444,210
Cosmetics/Personal Care                    1.88%      11,023,085
Diversified Financial Services             8.87%      52,138,559
Electric                                   1.55%       9,109,773
Healthcare - Products                      6.54%      38,454,601
Healthcare - Services                      1.72%      10,105,336
Insurance                                  2.91%      17,128,038
Internet                                   3.90%      22,894,142
Lodging                                    5.03%      29,577,828
Media                                      8.64%      50,776,712
Miscellaneous - Manufacturing              6.18%      36,303,929
Oil & Gas - Equipment & Services           4.31%      25,339,229
Pharmaceuticals                            9.21%      54,154,280
Private Investment Company                 0.27%       1,567,144
Retail                                     2.38%      13,982,500
Semiconductors                             7.90%      46,421,575
Software                                   5.72%      33,648,742
Telecommunications                         7.51%      44,159,764
-----------------------------------------------------------------
Total                                     99.57%    $585,211,689



Item 2.  CONTROLS AND PROCEDURES

(a) The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



Item 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Gardner Lewis Investment Trust


By: (Signature and Title)     /s/ Tracey L. Hendricks
                              __________________________________
                              Tracey L. Hendricks
                              Treasurer, Assistant Secretary and Principal
                              Financial Officer

Date: September 14, 2005







Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)     /s/ W. Whitfield Gardner
                              __________________________________
                              W. Whitfield Gardner
                              Trustee, Chairman and Principal Executive Officer
                              Gardner Lewis Investment Trust

Date: September 16, 2005




By:  (Signature and Title)    /s/ Tracey L. Hendricks
                              __________________________________
                              Tracey L. Hendricks
                              Treasurer, Assistant Secretary and Principal
                              Financial Officer
                              Gardner Lewis Investment Trust

Date: September 14, 2005